WILSHIRE TARGET FUNDS, INC.
                               P.O. Box 9807
                            Providence, RI 02940

                             December 24, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

     Wilshire Target Funds, Inc.
     1933 Act Registration No. 33-50390
     1940 Act Registration No. 811-7076

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Wilshire Target Funds, Inc. (the
"Fund") certifies that:

a. the forms of prospectuses and statements of additional information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Fund's registration statement on Form N-1A; and

b. the text of the most recent post-effective amendment to the Fund's registration statement was filed with the Commission via EDGAR on December 20, 2002.


Very truly yours,

Wilshire Target Funds, Inc.


/s/  David C. Lebisky
By:  David C. Lebisky
Its:   Assistant Secretary